As Filed With the Securities and Exchange Commission on September 28, 1998

                            REGISTRATION NO. 33-9651

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 16
                                       TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                      LIFE OF VIRGINIA SEPARATE ACCOUNT II
                           (Exact Name of Registrant)

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                               (Name of Depositor)
                6610 West Broad Street, Richmond, Virginia 23230
                     (Address of Principal Executive Office)
                     ---------------------------------------
                            Patricia L. Dysart, Esq.
                            Associate General Counsel
                     The Life Insurance Company of Virginia
                6610 West Broad Street, Richmond, Virginia 23230
               (Name and Address of Agent for Service of Process)

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
            1275 Pennsylvania Ave., N.W. Washington, D.C. 20004-2415
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It is proposed that this filing will become effective:
 X immediately upon filing pursuant to paragraph (b) of Rule 485
---

      on May 1, 1998  pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a) of Rule 485
-----
      on              pursuant to paragraph (a) of Rule 485
-----    ------------
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Title of Securities Being Registered:     Interest in a Separate Account under
                              Flexible Premium Variable Life Insurance Policies

The sole purpose of this filing is to file by EDGAR exhibits that were previously submitted as paper documents.

                                    EXHIBITS


(1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account II. 9/

(1)(b) Resolution of Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account II. 9/

(1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Fidelity Variable Insurance Products Fund II, Asset Manager Portfolio and Neuberger & Berman Advisers Management Trust, Balanced Portfolio. 9/

(1)(d) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio. 9/

(1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of an Investment Subdivision of Separate Account II which invests in shares of the Utility Fund of the Investment Management Series. 9/

(1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the Variable Insurance Products Fund II. 9/

(1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund. 9/

(1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional Investment Subdivisions of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series. 6/

(1)(i) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series.7/

(1)(j) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shraes of Growth and Income Portfolio and Growth Opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity Fund of GE Investments Funds, Inc. 8/

(1)(k) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. 8/

1A(2)    Not Applicable

1A(3) Underwriting Agreement dated December 13, 1997 between The Life Insurance Company of Virginia and Capital Brokerage Corporation.9/

1A(3)(a) Dealer Sales Agreement dated December 13, 1997.9/

1A(3)(c) See Exhibit 1A(3)(a)

1A(4)    Not Applicable

1A(5)    Policy Form, Commonwealth Three  9/

1A(5)(a) Endorsement to policy  9/

1A(6)(a) Articles of Incorporation of The Life Insurance Company of Virginia  9/

1A(6)(b) By-Laws of The Life Insurance Company of Virginia  9/

1A(7)    Not Applicable

1A(8)(a) Stock Sale Agreement  9/

1A(8)(a)(i)
         Amendment to Stock Sale Agreement between The Life Insurance Company of Virginia and Life of Virginia Series Fund, Inc. 9/

1A(8)(b) Fund Participation Agreement between The Life Insurance Company of
         Virginia and American Life/Annuity Series. 9/

1A(8)(b)(i)
         Amendment to Fund Participation Agreement between The Life Insurance Company of Virginia and American Life/Annuity Series. 9/

1A(8)(b)(ii)
         Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.7/

1A(8)(b)(iii)
         Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.7/

1A(8)(c) Participation Agreement among Variable Insurance Products Fund,
         Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 9/

1A(8)(d) Agreement between Oppenheimer Variable Account Funds, Oppenheimer
         Management Corporation, and The Life Insurance Company of Virginia.  9/

1A(8)(d)(i)
         Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 9/

1A(8)(e) Participation Agreement Among Variable Insurance Products Fund II,
         Fidelity Distributors Corporation and The Life Insurance Company of Virginia. 10/

1A(8)(f) Fund Participation Agreement between Janus Aspen Series and The Life
         Insurance Company of Virginia.  9/

1A(8)(g) Fund Participation Agreement between Insurance Management Series,
         Federated Securities Corporation, and The Life Insurance Company of Virginia. 10/

1A(8)(h) Fund Participation Agreement between The Alger American Fund,
         Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. 6/

1A(8)(i) Fund Participation Agreement between Variable Insurance Products Fund
         III and The Life Insurance Company of Virginia. 8/

1A(8)(j) Fund Participation Agreement between PBHG Insurance Series Fund, Inc.
         and The Life Insurance Company of Virginia.8/

1A(9)    Not Applicable

1A(10)   Application for Commonwealth Three 10/

2        See Exhibit 1(A)5


3(a)     Opinion and Consent of Counsel

3(b)     Consent of Sutherland, Asbill and Brennan LLP 9/

3(c)     Consent of Independent Auditors 9/

4        Not Applicable

5        Not Applicable

6        Opinion and Consent of Bruce E. Booker, Actuary 9/

7 Memorandum describing Life of Virginia's Issuance, Transfer, Redemption and Exchange Procedures for Policies.7/

8 Undertaking to Guarantee performance of obligations of principal underwriter. 9/

9        Power of Attorney dated April 2, 1996. 7/


6/ Filed September 28, 1995 with Post-Effective Amendment Number 12 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

7/ Filed May 1, 1996 with Post-Effective Amendment Number 13 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

8/ Filed May 1, 1997 with Post-Effective Amendment Number 14 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

9/ Filed May 1, 1998 with Post-Effective Amendment Number 15 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

10/ Incorporated herein.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, Life of Virginia Separate Account II, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 28th day of September, 1998.

Life of Virginia Separate Account II

(Seal)The Life Insurance Company of Virginia
                 (Depositor)




Attest:  /s/ Laura Deusebio              By:  /s/ Selwyn L. Flournoy, Jr.
        _______________________________      ___________________________________
                                                Selywn L.Flournoy, Jr.
                                                Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, The Life Insurance Company of Virginia certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 28 of September, 1998.



(Seal)The Life Insurance Company of Virginia


Attest:  /s/ Laura Deusebio             By:  /s/ Selwyn L. Flournoy, Jr.
        ______________________________     _____________________________________
                                                 Selwyn L. Flournoy, Jr.
                                                 Senior Vice President





Given under my hand this 28th day of September, 1998 in the City/County of Henrico, Commonwealth of Virginia.

/s/ Laura Deusebio
---------------------------
Notary Public

January 30, 2000
---------------------------
My Commission Expires

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                               Date


RONALD V. DOLAN                     Director, Chairman of the Board     9/28/98
---------------
Ronald V. Dolan


/s/ SELWYN L. FLOURNOY, JR.         Director, Senior Vice President     9/28/98
---------------------------
Selwyn L. Flournoy, Jr.

LINDA L. LANAM                      Director, Senior Vice President     9/28/98
--------------
Linda L. Lanam

ROBERT D. CHINN                     Director, Senior Vice President     9/28/98
---------------
Robert D. Chinn

VICTOR C. MOSES                     Director                            9/28/98
---------------
Victor C. Moses

GEOFFREY S. STIFF                   Director                            9/28/98
-----------------
Geoffrey S. Stiff



By   /s/ SELWYN L. FLOURNOY, JR.  , pursuant to Power of Attorney executed on
   -------------------------------
April 16, 1997.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II

                                    EXHIBITS



1A(8)(e) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance
            Company of Virginia

1A(8)g) Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of Virginia

1A(5)       Policy Form

1A(10)      Application for Commonwealth Three